ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10-K)	12 Months Ended
Dec. 31, 2010
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	ORGANIZATION - At December 31, 2010, the significant majority-owned subsidiaries of UTG were as depicted on the following organizational chart.

[Organization Chart depicting the significant majority-owned subsidiaries of UTG as of December 31, 2010]

UTG and its subsidiaries are collectively referred to as (“The Company”).  The Company’s significant accounting policies, consistently applied in the preparation of the accompanying consolidated financial statements, are summarized as follows.

B.

NATURE OF OPERATIONS - UTG is an insurance holding company.  The Company’s dominant business is individual life insurance which includes the servicing of existing insurance business in force and the acquisition of other companies in the insurance business.

C.	BUSINESS SEGMENTS - The Company has only one significant business segment — insurance.
D.	BASIS OF PRESENTATION - The financial statements of UTG and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America.
E.

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of the Registrant and its wholly and majority-owned subsidiaries. All significant inter-company accounts and transactions have been eliminated.

F.	INVESTMENTS - Investments are shown on the following bases:

Investments available for sale - at fair value, unrealized gains and losses deemed temporary, net of deferred income taxes, are credited or charged, as appropriate, directly to accumulated other comprehensive income or loss (a component of shareholders’ equity).  Premiums and discounts on debt securities purchased at other than par value are amortized and accreted, respectively, to interest income in the Consolidated Statements of Operations, using the constant yield method over the period to maturity.  Net realized gains and losses on sales of held for sale securities, and unrealized losses considered to be other-than-temporary, are credited or charged to net realized investment gains (losses) in the Consolidated Statements of Operations.

Mortgage loans on real estate - at unpaid principal balances, adjusted for amortization of premium or discount and valuation allowances.  Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

Discounted mortgage loans — during 2009 and 2010, the Company purchased non-performing loans at a deep discount through an auction process led by the federal government.  In general, the discounted loans are non-performing and there is a significant amount of uncertainty surrounding the timing and amount of cash flows to be received by the Company.  Accordingly, the Company records its investment in the discounted loans at its original purchase price.  Management works the loans with the borrower to reach a settlement on the loan or they foreclose on the underlying collateral which is primarily commercial real estate.  For cash payments received during the work out process, the Company records these payments to interest income on a cash basis.  For loan settlements reached, the Company records the amount in excess of the carrying amount of the loan as a discount accretion to investment income at the closing date.  Management reviews the discount loan portfolio regularly for impairment.  If an impairment is identified (after consideration of the underlying collateral), the Company records an impairment to earnings in the period the information becomes known.

Real estate - investment real estate at lower of cost net of accumulated depreciation or fair value less cost to sell. Expenses to maintain the property are expensed as incurred.

Trading securities — at fair value, with gains or losses resulting from changes in fair value recognized in earnings.  Trading securities include exchange traded equities and exchange traded equity options.

Policy loans - at unpaid balances including accumulated interest but not in excess of the cash surrender value of the related policy.
Short-term investments - at amortized cost, which approximates current market value.

Realized gains and losses include sales of investments, periodic changes in fair value, and write downs in value. If any, other-than-temporary declines in fair value are recognized in net income on the specific identification basis.

Unrealized gains and losses on investments carried at market value are recognized in other comprehensive income on the specific identification basis.

With each reporting period, management reviews its investment portfolio for securities whose value has declined below amortized cost to assess whether the decline is other than temporary.  Included in the analysis are considerations of the severity and duration of the decline in fair value, the length of time expected to recover, the financial condition of the issuer, and whether the Company either plans to sell the security or it is more-likely-than-not that it will be required to sell the security before recovery of its amortized cost.  If there is deemed to be an other than temporary decline in the value of any individual equity security, the Company reclassifies the associated net unrealized loss out of accumulated other comprehensive income with a corresponding charge to equity investment income.  For debt securities available for sale that are determined to have an other than temporary impairment (“OTTI”), the credit component of the OTTI is recognized in earnings and the non-credit component is recognized in accumulated other comprehensive income (loss) in situations where the Company does not intend to sell the security and it is more-likely-than-not that the Company will not be required to sell the security.  Prior to January 1, 2009, unrealized losses on available for sale debt securities that were deemed to be other-than-temporary were included in current period earnings.

G.	CASH EQUIVALENTS - The Company considers certificates of deposit and other short-term instruments with an original purchased maturity of three months or less to be cash equivalents.
H.

REINSURANCE - In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts.  The Company retains a maximum of $125,000 of coverage per individual life.

Amounts paid, or deemed to have been paid, for reinsurance contracts are recorded as reinsurance receivables.  Reinsurance receivables are recognized in a manner consistent with the liabilities relating to the underlying reinsured contracts.  The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

For financial reinsurance arrangements, the Company reports the initial ceding commission received as an “other liability” on its financial statements.  Financial results in subsequent periods are reported in the various line items of the income statement as with other reinsurance agreements, with the repayment amount reported in the line item “amortization of DAC”.  The net impact to the statement of operations in any subsequent period represents the fees paid to the reinsurer on the current outstanding balance of the initial ceding commission.

I.

FUTURE POLICY BENEFITS AND EXPENSES - The liabilities for traditional life insurance and accident and health insurance policy benefits are computed using a net level method. These liabilities include assumptions as to investment yields, mortality, withdrawals, and other assumptions based on the life insurance subsidiaries’ experience adjusted to reflect anticipated trends and to include provisions for possible unfavorable deviations. The Company makes these assumptions at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.  Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2% to 6% for life insurance and 2.5% to 9.3% for annuities. Benefit reserves for traditional life insurance policies include certain deferred profits on limited-payment policies that are being recognized in income over the policy term. Policy benefit claims are charged to expense in the period that the claims are incurred. Current mortality rate assumptions are based on 1975-80 select and ultimate tables. Withdrawal rate assumptions are based upon Linton B or C, which are industry standard actuarial tables for forecasting assumed policy lapse rates.

Benefit reserves for universal life insurance and interest sensitive life insurance products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges.  Policy benefits and claims that are charged to expense include benefit claims in excess of related policy account balances.  Interest crediting rates for universal life and interest sensitive products range from 4.0% to 5.5% as of December 31, 2010 and 2009.

J.

POLICY AND CONTRACT CLAIMS - Policy and contract claims include provisions for reported claims in process of settlement, valued in accordance with the terms of the policies and contracts, as well as provisions for claims incurred and unreported based on prior experience of the Company.  Incurred but not reported claims were $1,315,533 and $1,309,068 as of December 31, 2010 and 2009 respectively.

K.

COST OF INSURANCE ACQUIRED - When an insurance company is acquired, the Company assigns a portion of its cost to the right to receive future cash flows from insurance contracts existing at the date of the acquisition.  The cost of policies purchased represents the actuarially determined present value of the projected future profits from the acquired policies.  The Company utilizes a 12% discount rate on the remaining unamortized business.  Cost of insurance acquired is amortized with interest in relation to expected future profits, including direct charge-offs for any excess of the unamortized asset over the projected future profits.  The interest rate utilized in the amortization calculation is 12%.  The interest rates vary due to differences in the blocks of business.  The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

	2010	2009

Cost of insurance acquired, beginning of year	$15,402,012	$24,293,914

Interest accretion	1,870,852	4,885,293
Amortization	(3,195,583)	(9,061,832)
Net amortization	(1,324,731)	(4,176,539)

Disposed with the sale of Subsidiary	0	(4,715,363)

Cost of insurance acquired, end of year	$14,077,281	$15,402,012

Estimated net amortization expense of cost of insurance acquired for the next five years is as follows:

	Interest Accretion	Amortization	Net Amortization
2011	$1,712,000	$2,943,000	$1,231,000
2012	1,564,000	2,710,000	1,146,000
2013	1,427,000	2,491,000	1,064,000
2014	1,299,000	2,285,000	986,000
2015	1,181,000	2,088,000	907,000

L.

DEFERRED POLICY ACQUISITION COSTS - Commissions and other costs (salaries of certain employees involved in the underwriting and policy issue functions and medical and inspection fees) of acquiring life insurance products that vary with and are primarily related to the production of new business have been deferred.  Traditional life insurance acquisition costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

For universal life insurance and interest sensitive life insurance products, acquisition costs are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.  Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 944, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,” the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates it expects to experience in future periods.  These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from initial assumptions.  The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

The following table summarizes deferred policy acquisition costs and related data for the years shown:

	2010	2009

Deferred, beginning of year	$647,526	$813,470

Acquisition costs deferred:
Commissions	0	0
Other expenses	0	0
Total	0	0

Interest accretion	6,461	8,000
Amortization charged to income	(97,029)	(173,944)
Net amortization	(90,568)	(165,944)
Change for the year	(90,568)	(165,944)
Deferred, end of year	$556,958	$647,526

Estimated net amortization expense of deferred policy acquisition costs for the next five years is as follows:

	Interest		Net
	Accretion	Amortization	Amortization

2011	$6,000	$77,000	$71,000
2012	5,000	62,000	57,000
2013	4,000	56,000	52,000
2014	3,000	50,000	47,000
2015	3,000	77,000	74,000

M.

PROPERTY AND EQUIPMENT - Company-occupied property, data processing equipment and furniture and office equipment are stated at cost less accumulated depreciation of $3,079,922 and $2,934,312 at December 31, 2010 and 2009, respectively.  Depreciation is computed on a straight-line basis for financial reporting purposes using estimated useful lives of three to thirty years.  Depreciation expense was $175,809 and $168,553 for the years ended December 31, 2010 and 2009, respectively.

N.

INCOME TAXES - Income taxes are reported Pursuant to FASB Codification 740-10 Section 50, “Accounting for Uncertainty in Income Taxes — An Interpretation of FASB Statement number 109”.  Deferred income taxes are recorded to reflect the tax consequences on future periods of differences between the tax bases of assets and liabilities and their financial reporting amounts at the end of each such period. The principal assets and liabilities giving rise to such differences are deferred policy acquisition costs, differences in tax basis of invested assets, cost of insurance acquired, future policy benefits, and gains on the sale of subsidiaries.

O.

EARNINGS PER SHARE - Earnings per share (EPS) are reported pursuant to FASB Codification 260-10 sections 5, 10, 15, 45, 50, 55, and 60.  The objective of both basic EPS and diluted EPS is to measure the performance of an entity over the reporting period.  Basic EPS is computed by dividing net income/(loss) attributable to common shares (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period.   Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.  In addition, the numerator also is adjusted for any changes in income or loss that would result from the assumed conversion of those potential common shares.

P.	TREASURY SHARES - The Company holds 446,929 and 410,838 shares of common stock as treasury shares with a cost basis of $3,400,844 and $3,051,170 at December 31, 2010 and 2009, respectively.
Q.

RECOGNITION OF REVENUES AND RELATED EXPENSES - Premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits, consist principally of whole life insurance policies, and certain annuities with life contingencies are recognized as revenues when due. Limited payment life insurance policies defer gross premiums received in excess of net premiums, which is then recognized in income in a constant relationship with insurance in force. Accident and health insurance premiums are recognized as revenue pro rata over the terms of the policies. Benefits and related expenses associated with the premiums earned are charged to expense proportionately over the lives of the policies through a provision for future policy benefit liabilities and through deferral and amortization of deferred policy acquisition costs. For universal life and investment products, generally there is no requirement for payment of premium other than to maintain account values at a level sufficient to pay mortality and expense charges. Consequently, premiums for universal life policies and investment products are not reported as revenue, but as deposits. Policy fee revenue for universal life policies and investment products consists of charges for the cost of insurance and policy administration fees assessed during the period. Expenses include interest credited to policy account balances and benefit claims incurred in excess of policy account balances.

R.

PARTICIPATING INSURANCE - Participating business represents 10% of life insurance in force at December 31, 2010 and 2009.  Premium income from participating business represents 16% and 24% of total premiums for the years ended December 31, 2010 and 2009, respectively.  The amount of dividends to be paid is determined annually by the insurance subsidiary’s Board of Directors.  Earnings allocable to participating policyholders are based on legal requirements that vary by state.

S.

RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the 2010 presentation. Such reclassifications had no effect on previously reported net income or shareholders’ equity.

T.

USE OF ESTIMATES - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  The following estimates have been identified as critical in that they involve a high degree of judgment and are subject to a significant degree of variability: (i) deferred acquisition cost; (ii) policy liabilities and accruals; (iii) reinsurance recoverable; (iv) other-than-temporary impairment; (v) federal income taxes; (vi) cost of insurance acquired; (vii) discounted mortgage loans on real estate; (viii) foreclosed loans held for resale; and (vix) deferred tax assets and liabilities.

U.

IMPAIRMENT OF LONG LIVED ASSETS - The Company evaluates whether events and circumstances have occurred that indicate the remaining estimated useful life of long lived assets may warrant revision or that the remaining balance of an asset may not be recoverable.  The measurement of possible impairment is based on the ability to recover the balance of assets from expected future operating cash flows on an undiscounted basis.  During 2010, other-than-temporary impairments of approximately $610,000 and $215,000 were recognized on bonds backed by trust preferred securities and on common stock, respectively.  The other-than-temporary impairments were due to changes in expected future cash flows.  Additionally, an other-than-temporary impairment of approximately $129,000 was recognized on a mortgage loan as a result of its appraisal valuation.